Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense/(benefit)
The following table summarizes our income tax expense/(benefit):

	Year ended December 31,
(in thousands)	2016	2017	2018
Current income tax expense (benefit):
Germany	€11,405	€323	€2,225
Other countries	103	112	125
Current income tax expense (benefit)	11,508	435	2,350
Deferred income tax (benefit) expense:
Germany	(4,838)	(4,851)	(1,264)
Other countries	—	(348)	—
Deferred income tax (benefit) expense	(4,838)	(5,199)	(1,264)
Income tax expense (benefit)	€6,670	€(4,764)	€1,086

Schedule of income (loss) before income tax, domestic and foreign
The following table summarizes our income (loss) before income taxes allocated to Germany and to other countries:

	Year ended December 31,
(in thousands)	2016	2017	2018
Germany	€(32,985)	€(20,018)	€(20,574)
Other countries	(11,736)	2,205	108
Income (loss) before income taxes	€(44,721)	€(17,813)	€(20,466)

Schedule of effective income tax rate reconciliation
A reconciliation of amounts computed by applying the German statutory income tax rate to income (loss) before income taxes to total income tax expense (benefit) is as follows:

	Year ended December 31,
(in thousands)	2016	2017	2018
Income (loss) before income taxes	€(44,721)	€(17,813)	€(20,466)
Income tax expense at German tax rate (31.23%)	(13,964)	(5,562)	(6,391)
Foreign rate differential	219	33	(5)
Expected tax expense (benefit)	(13,745)	(5,529)	(6,396)
Tax effect from:
Non-deductible share-based compensation	16,875	5,017	6,465
Non-deductible corporate costs	1,306	34	—
Movement in valuation allowance	1,921	(3,517)	(184)
Foreign withholding taxes	29	—	813
Other differences	284	(769)	388
Income tax expense (benefit)	€6,670	€(4,764)	€1,086

Schedule of deferred tax assets and liabilities
At December 31, 2017 and 2018, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	Year Ended December 31,
(in thousands)	2017	2018
Deferred tax assets:
Net operating loss and tax credit carryforwards	€2,522	€949
Prepaid expense and other current assets	2,458	5,042
Deferred rent	1,429	1,778
Property and Equipment	537	459
Accrued expenses and other current liabilities	473	1,381
Intangible assets, net	—	372
Other long-term liabilities	326	299
Other	405	329
Total deferred tax assets	8,150	10,609
Less valuation allowance	(348)	—
Net deferred tax assets	7,802	10,609

Deferred tax liabilities:
Intangible assets, net	53,981	53,499
Property and equipment	2,059	2,778
Accrued expenses and other current liabilities	67	448
Other	—	434
Total deferred tax liabilities	56,107	57,159
Net deferred tax asset/(liability)	€(48,305)	€(46,550)